Cover	Apr. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Apr. 24, 2025
File Number	000-56668
RegistrantName	Marky Corp.
Entity Central Index Key	0001973047
Tax Identification Number	32-0689703
AddressLine1	San Sebastian 309
AddressLine2	Martinica León
Address City	Guanajuato
Address Country	MX
PostalZipCode	37500
CityAreaCode	860
LocalPhoneNumber	973-0746
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false